Income Taxes - Components of deferred tax assets and liabilities (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan losses		$ 3,348	$ 3,093
Net operating loss carryforwards		1,479	236
Purchase accounting adjustments		1,094
Deferred fees		707	521
Start-up costs		484	266
Other		512	76
Gross deferred tax assets		7,624	4,192
Valuation alowance		(682)	(182)
Deferred tax receivable, net of valuation allowance		6,942	4,010
Deferred tax liabilities:
Tax bad debt reserve		499	98
Depreciation		327	151
Unrealized gain on available for sale securities		271	963
Gross deferred tax liabilities		1,097	1,212
Net deferred tax asset	$ 5,514	$ 5,845	$ 2,798